Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 426,455	¥ 460,787
Disposals	(11,197)
Acquisitions		40,470
Impairment losses	(28,607)	(74,616)	¥ (1,124)
Reclassification to assets held for sale	(112,337)
Exchange differences	(589)	(186)
Carrying amount, ending balance	273,725	426,455	460,787
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	514,220	473,936
Carrying amount, ending balance	390,097	514,220	473,936
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(87,765)	(13,149)
Carrying amount, ending balance	(116,372)	(87,765)	(13,149)
Wholesale Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	2,417
Acquisitions		2,417
Impairment losses	(956)
Reclassification to assets held for sale	(1,461)
Carrying amount, ending balance		2,417
Wholesale Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	2,417
Carrying amount, ending balance	956	2,417
Wholesale Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	(956)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	63,418	63,418
Carrying amount, ending balance	63,418	63,418	63,418
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	63,418	63,418
Carrying amount, ending balance	63,418	63,418	63,418
International Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	13,047	13,233
Impairment losses	(4,292)
Reclassification to assets held for sale	(8,166)
Exchange differences	(589)	(186)
Carrying amount, ending balance		13,047	13,233
International Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	13,047	13,233
Carrying amount, ending balance	4,292	13,047	13,233
International Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	(4,292)
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	347,573	384,136
Disposals	(11,197)
Acquisitions		38,053
Impairment losses	(23,359)	(74,616)
Reclassification to assets held for sale	(102,710)
Carrying amount, ending balance	210,307	347,573	384,136
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	435,338	397,285
Carrying amount, ending balance	321,431	435,338	397,285
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(87,765)	(13,149)
Carrying amount, ending balance	¥ (111,124)	¥ (87,765)	¥ (13,149)